COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of maturity analysis for commitments
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2025 and 2024.

December 31, 2025	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	4,000	4,000	4,000	—	—	—
Accounts payable and accrued liabilities	4,831	4,831	4,831	—	—	—
MLSE put liability	3,316	3,316	3,316	—	—	—
Long-term debt [1]	37,058	37,932	3,186	6,529	6,795	21,422
Lease liabilities	3,118	4,074	692	895	543	1,944
Other long-term financial liabilities	443	443	—	132	70	241
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	4,418	2,257	1,759	111	291
Cash inflow (Canadian dollar equivalent of US dollar)	—	(4,487)	(2,276)	(1,790)	(114)	(307)
Equity derivative instruments	—	(28)	(28)	—	—	—
Subsidiary equity derivative instruments
Cash outflow (Canadian dollar)	—	10,321	481	962	962	7,916
Cash inflow (Canadian dollar equivalent of US dollar)	—	(10,651)	(533)	(1,065)	(1,065)	(7,988)
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	21,030	990	2,865	3,259	13,916
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(22,402)	(1,010)	(3,054)	(3,225)	(15,113)
Net carrying amount of derivatives (asset)	(97)
	52,669	52,797	15,906	7,233	7,336	22,322
[1] Reflects repayment of our subordinated notes on their respective at-par redemption dates (see note 25).
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2024	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,959	2,959	2,959	—	—	—
Accounts payable and accrued liabilities	4,059	4,059	4,059	—	—	—
Income tax payable	26	26	26	—	—	—
Long-term debt [1]	41,896	42,886	3,696	8,970	5,799	24,421
Lease liabilities	2,778	3,546	587	1,084	406	1,469
Other long-term financial liabilities	49	49	1	2	42	4
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,124	1,605	519	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,288)	(1,727)	(561)	—	—
Equity derivative instruments	—	(54)	(54)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	22,506	2,572	3,565	1,684	14,685
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(25,421)	(2,758)	(3,957)	(1,799)	(16,907)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,958	1,958	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(1,963)	(1,963)	—	—	—
Net carrying amount of derivatives (asset)	(425)
	51,342	50,387	10,961	9,622	6,132	23,672
[1] Reflects repayment of our subordinated notes on their respective at-par redemption dates (see note 25).
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2025. This reflects repayment of our subordinated notes on their respective at-par redemption dates.

(In millions of dollars)
2026	3,186
2027	4,614
2028	1,915
2029	3,575
2030	3,220
Thereafter	21,422
Total long-term debt	37,932
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2025.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	566	811	359	215	1,951
Purchase obligations [2]	910	940	481	995	3,326
Program rights [3]	1,157	2,118	2,174	8,159	13,608

Total commitments	2,633	3,869	3,014	9,369	18,885
[1]    Professional sports players' salary contracts into which we have entered and are contractually obligated to pay.
[2]    Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]    Agreements into which we have entered to acquire broadcasting rights for periods in excess of one year at contract inception.

Disclosure of commitments
Below is a summary of our other contractual commitments that are not included in the table above.

As at December 31
(In millions of dollars)	2025

Acquisition of property, plant and equipment	1,739
Acquisition of intangible assets	210

Total other commitments	1,949